Janus Henderson Multi-Sector Income Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.64%	1.29%	3.27%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.95%	1.53%	3.01%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.49%	2.09%	3.68%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.97%	0.26%	1.79%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.07%	0.94%	2.09%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.96%	2.50%	4.02%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.06%	2.60%	4.09%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.69%	2.35%	3.84%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.